Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	000-51060
Entity Registrant Name	CHINA HEALTH INDUSTRIES HOLDINGS, INC.
Entity Central Index Key	0001309057
Entity Tax Identification Number	86-0827216
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3199-1 Longxiang Road, Songbei District
Entity Address, City or Town	Harbin City, Heilongjiang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	150028
City Area Code	86-451
Local Phone Number	88100688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not Applicable
Trading Symbol	Not Applicable
Security Exchange Name	NONE
Entity Emerging Growth Company	false